Shareholders' Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 10, 2013	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Perpetual Preferred Stock, liquidation preference (in dollars per share)			$ 1,000	$ 1,000
Perpetual Preferred Stock, Issued through placement (in shares)			20,000	20,000
Dividend on preferred stock			$ 1.2	$ 1.2
Series B Preferred Stock
Class of Stock [Line Items]
Perpetual preferred stock, dividend rate		6.00%
Perpetual Preferred Stock, liquidation preference (in dollars per share)		$ 1,000
Perpetual Preferred Stock, Issued through placement (in shares)		20,000
Gross proceeds from issuance of Perpetual Preferred Stock		$ 20.0
Conversion rate of convertible stock (in shares)		103.3446
Shares issued upon conversion (in shares)		2,066,891
Conversion price (in dollars per share)	$ 10.64
Preferred stock redemption premium	20.00%